SCHEDULE OF SHARE OPTION ACTIVITY (Details) - USD ($)		6 Months Ended
		Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Number of shares outstanding, balance		31,602,600	45,460,800	38,732,339
Weighted-average exercise price outstanding, balance		$ 0.21	$ 1.21	$ 0.70
Weighted average remaining contractual term		6 years 7 months 20 days	3 years 7 months 6 days	7 years 8 months 1 day	5 years 1 month 17 days
Aggregate intrinsic value		$ 14,336,670	$ 19,347,450	$ 8,898,370
Weighted average fair value of options outstanding, balance		$ 0.38	$ 2.21	$ 5.29
Number of shares, granted		178,060,800		13,040,400
Weighted-average exercise price, granted	[1]	$ (0)		$ (0)
Weighted average fair value of options, granted		$ 0.02		$ 0.01
Number of shares, forfeited		(1,898,400)		(4,489,139)
Weighted-average exercise price, forfeited		$ 0.07		$ 0.89
Weighted average fair value of options, Forfeited		$ 0.37		$ 2.08
Number of shares, exercised		(170,400)		(1,822,800)
Weighted-average exercise price, exercised	[1]	$ (0)		$ (0)
Weighted average fair value of options, exercised		$ 0.14		$ 0.01
Number of shares outstanding, balance		207,594,600	31,602,600	45,460,800	38,732,339
Weighted-average exercise price outstanding, balance		$ 0.03	$ 0.21	$ 1.21	$ 0.70
Aggregate intrinsic value		$ 59,287,190	$ 14,336,670	$ 19,347,450	$ 8,898,370
Weighted average fair value of options outstanding, balance		$ 0.07	$ 0.38	$ 2.21	$ 5.29
Weighted average fair value of options, forfeited		$ (0.37)		$ (2.08)
Number of shares, vested and expected to vest		207,594,600
Weighted-average exercise price outstanding, vested and expected to vest		$ 0.03
Weighted average remaining contractual term, vested and expected to vest		6 years 7 months 20 days
Aggregate intrinsic value, vested and expected to vest		$ 59,287,190
Weighted average fair value of options, vested and expected to vest		$ 0.07
Number of shares, exercisable		207,594,600
Weighted-average exercise price outstanding, exercisable		$ 0.03
Weighted average remaining contractual term, exercisable		6 years 7 months 20 days
Aggregate intrinsic value, exercisable		$ 59,287,190
Weighted average fair value of options, exercisable		$ 0.07

[1]	Less than 0.01